Cover	Jul. 07, 2023
Cover [Abstract]
Entity Registrant Name	Authentic Holdings, Inc.
Entity Central Index Key	0001338929
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 07, 2023
Entity Incorporation State Country Code	NV
Entity File Number	000-52047
Entity Tax Identification Number	11-3746201
Entity Address Address Line 1	50 Division Street
Entity Address Address Line 2	Suite 501
Entity Address City Or Town	Somerville
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08876
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
City Area Code	732
Local Phone Number	695-4389